UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2014

Date of reporting period: January 31, 2014

Item 1. Reports to Stockholders.

JANUARY 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Enhanced U.S. Large-Cap ETF | IELG | NYSE Arca
➢	iShares Enhanced U.S. Small-Cap ETF | IESM | NYSE Arca

Fund Performance Overview

iSHARES® ENHANCED U.S. LARGE-CAP ETF

Performance as of January 31, 2014

The iShares Enhanced U.S. Large-Cap ETF (the “Fund”) seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. large-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 5.04%, net of fees, while the total return for the Russell 1000 Index was 7.38%.

Cumulative Total Returns
Since Inception
Fund NAV	13.64%
Fund Market	13.64%
Russell 1000 Index	15.89%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

The Russell 1000® Index is an unmanaged broad-based index that measures the performance of the large- and mid-capitalization sectors of the U.S. equity market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,050.40	$0.93	$1,000.00	$1,024.30	$0.92	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	17.02%
Consumer Discretionary	15.58
Information Technology	15.03
Energy	12.96
Health Care	10.90
Consumer Staples	10.56
Industrials	8.15
Utilities	7.73
Telecommunication Services	2.07

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

Google Inc. Class A	2.63%
General Dynamics Corp.	2.60
Western Digital Corp.	2.58
Microsoft Corp.	2.26
Reinsurance Group of America Inc.	2.26
Aflac Inc.	2.25
WellPoint Inc.	2.23
Starbucks Corp.	2.18
O’Reilly Automotive Inc.	2.18
Amazon.com Inc.	2.17

TOTAL	23.34%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® ENHANCED U.S. SMALL-CAP ETF

Performance as of January 31, 2014

The iShares Enhanced U.S. Small-Cap ETF (the “Fund”) seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. small-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 6.96%, net of fees, while the total return for the Russell 2000 Index was 8.88%.

Cumulative Total Returns
Since Inception
Fund NAV	20.19%
Fund Market	20.07%
Russell 2000 Index	23.73%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

The Russell 2000® Index is an unmanaged broad-based index that measures the performance of the small-capitalization sector of the U.S. equity market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,069.60	$1.83	$1,000.00	$1,023.40	$1.79	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	25.38%
Information Technology	22.60
Consumer Discretionary	18.71
Industrials	7.80
Health Care	6.72
Utilities	6.34
Consumer Staples	4.81
Energy	4.70
Telecommunication Services	1.86
Materials	1.08

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

Cornerstone OnDemand Inc.	2.57%
Engility Holdings Inc.	2.38
Buffalo Wild Wings Inc.	2.35
Symetra Financial Corp.	2.28
Cash America International Inc.	2.00
Outerwall Inc.	1.97
Cavium Inc.	1.96
Andersons Inc. (The)	1.92
Children’s Place Retail Stores Inc. (The)	1.92
OpenTable Inc.	1.89

TOTAL	21.24%

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2013 and held through January 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 2.89%
General Dynamics Corp.	8,211	$831,856
L-3 Communications Holdings Inc.	851	94,521

		926,377
AIR FREIGHT & LOGISTICS — 3.84%
FedEx Corp.	4,462	594,874
United Parcel Service Inc. Class B	6,685	636,612

		1,231,486
AIRLINES — 1.14%
Allegiant Travel Co.	4,004	364,644

		364,644
COMMERCIAL BANKS — 0.49%
BOK Financial Corp.	299	19,214
Cullen/Frost Bankers Inc.	1,104	81,718
First Citizens BancShares Inc. Class A	161	35,619
Trustmark Corp.	797	18,937

		155,488
COMMUNICATIONS EQUIPMENT — 0.02%
Brocade Communications Systems Inc.[a]	851	7,948

		7,948
COMPUTERS & PERIPHERALS — 3.12%
EMC Corp.	7,314	177,291
Western Digital Corp.	9,558	823,613

		1,000,904
CONSUMER FINANCE — 1.47%
Cash America International Inc.	12,811	470,548

		470,548
DIVERSIFIED FINANCIAL SERVICES — 0.43%
CBOE Holdings Inc.	2,619	136,240

		136,240
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.00%
AT&T Inc.	19,199	639,711

		639,711
ELECTRIC UTILITIES — 1.66%
ALLETE Inc.	393	19,642
Duke Energy Corp.	1,840	129,941
Great Plains Energy Inc.	1,679	41,438
Pinnacle West Capital Corp.	6,072	319,569
Portland General Electric Co.	764	23,058

		533,648

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.04%
Brady Corp. Class A	520	$14,227

		14,227
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.46%
AVX Corp.	2,852	36,848
Dolby Laboratories Inc. Class Aa,b	1,035	42,425
Tech Data Corp.[a]	1,262	68,047

		147,320
ENERGY EQUIPMENT & SERVICES — 1.18%
Patterson-UTI Energy Inc.	4,485	115,220
RPC Inc.	4,347	74,029
Unit Corp.[a,b]	3,774	188,587

		377,836
FOOD & STAPLES RETAILING — 2.76%
Costco Wholesale Corp.	230	25,843
CVS Caremark Corp.	897	60,745
Wal-Mart Stores Inc.	8,261	616,931
Whole Foods Market Inc.	3,496	182,701

		886,220
FOOD PRODUCTS — 5.95%
Archer-Daniels-Midland Co.	17,016	671,792
Bunge Ltd.[b]	8,270	626,535
Fresh Del Monte Produce Inc.	1,863	49,295
Hershey Co. (The)	4,968	493,819
J.M. Smucker Co. (The)	694	66,895

		1,908,336
GAS UTILITIES — 0.38%
AGL Resources Inc.	436	20,832
Atmos Energy Corp.	2,093	100,485

		121,317
HEALTH CARE EQUIPMENT & SUPPLIES — 2.62%
Abbott Laboratories	15,525	569,147
C.R. Bard Inc.	1,721	223,024
Thoratec Corp.[a]	1,357	47,414

		839,585
HEALTH CARE PROVIDERS & SERVICES — 2.41%
Chemed Corp.[b]	455	35,908
McKesson Corp.	121	21,104
WellPoint Inc.	8,303	714,058

		771,070
HOTELS, RESTAURANTS & LEISURE — 4.41%
Buffalo Wild Wings Inc.[a]	3,526	500,198
Carnival Corp.	4,991	195,597

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

January 31, 2014

Security	Shares	Value

Cheesecake Factory Inc. (The)	460	$20,489
Starbucks Corp.	9,798	696,834

		1,413,118
HOUSEHOLD PRODUCTS — 1.77%
Kimberly-Clark Corp.	5,175	565,990

		565,990
INSURANCE — 12.89%
ACE Ltd.	5,845	548,320
Aflac Inc.	11,431	717,638
Allied World Assurance Co. Holdings Ltd.	3,952	406,740
American Financial Group Inc.	1,587	87,158
Aspen Insurance Holdings Ltd.	1,311	50,998
Assurant Inc.	989	64,631
Axis Capital Holdings Ltd.	9,407	423,503
Endurance Specialty Holdings Ltd.	1,173	61,454
Everest Re Group Ltd.	1,134	164,158
HCC Insurance Holdings Inc.	2,898	124,353
PartnerRe Ltd.	2,872	281,944
Reinsurance Group of America Inc.	9,660	721,312
Symetra Financial Corp.	6,486	124,207
Torchmark Corp.	2,048	153,907
Validus Holdings Ltd.	5,589	200,757

		4,131,080
INTERNET & CATALOG RETAIL — 2.33%
Amazon.com Inc.[a]	1,934	693,706
Shutterfly Inc.[a]	1,130	53,517

		747,223
INTERNET SOFTWARE & SERVICES — 3.65%
Akamai Technologies Inc.[a]	782	37,286
Google Inc. Class Aa	713	842,031
LinkedIn Corp. Class Aa	1,357	292,040

		1,171,357
IT SERVICES — 0.61%
Total System Services Inc.	6,555	195,863

		195,863
MEDIA — 0.06%
Madison Square Garden Inc. Class Aa	326	18,918

		18,918
MULTI-UTILITIES — 5.66%
Alliant Energy Corp.	1,817	94,411
Avista Corp.	684	19,720
Consolidated Edison Inc.	8,326	453,018
DTE Energy Co.	7,843	535,049

Security	Shares	Value

NorthWestern Corp.	429	$19,395
PG&E Corp.	12,578	530,163
Public Service Enterprise Group Inc.	4,899	163,333

		1,815,089
MULTILINE RETAIL — 1.67%
Target Corp.	9,430	534,115

		534,115
OIL, GAS & CONSUMABLE FUELS — 11.74%
Apache Corp.	7,478	600,184
Chevron Corp.	5,546	619,100
EOG Resources Inc.	3,975	656,829
Exxon Mobil Corp.	7,268	669,819
Murphy Oil Corp.	10,749	608,501
Occidental Petroleum Corp.	6,969	610,275

		3,764,708
PERSONAL PRODUCTS — 0.05%
Nu Skin Enterprises Inc. Class A	174	14,816

		14,816
PHARMACEUTICALS — 5.84%
Johnson & Johnson	6,969	616,548
Merck & Co. Inc.	12,489	661,542
Pfizer Inc.	19,550	594,320

		1,872,410
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.42%
Hatteras Financial Corp.	552	9,903
Invesco Mortgage Capital Inc.	7,935	124,659

		134,562
ROAD & RAIL — 0.21%
Werner Enterprises Inc.	2,599	67,730

		67,730
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.85%
Broadcom Corp. Class A	7,295	217,099
Intel Corp.	27,294	669,795
Maxim Integrated Products Inc.	874	26,447

		913,341
SOFTWARE — 4.26%
Microsoft Corp.	19,115	723,503
NetSuite Inc.[a]	161	16,934
Salesforce.com Inc.[a]	10,051	608,387
VMware Inc. Class Aa	202	18,208

		1,367,032

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

January 31, 2014

Security	Shares	Value

SPECIALTY RETAIL — 7.07%
GameStop Corp. Class A	14,648	$513,705
O’Reilly Automotive Inc.[a]	5,316	696,290
Outerwall Inc.[a,b]	2,277	146,434
PetSmart Inc.	2,139	134,757
Staples Inc.	8,717	114,716
TJX Companies Inc. (The)	11,525	661,074

		2,266,976
THRIFTS & MORTGAGE FINANCE — 1.28%
Ocwen Financial Corp.[a]	9,315	411,164

		411,164
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
United States Cellular Corp.	483	21,392

		21,392

TOTAL COMMON STOCKS
(Cost: $30,591,634)		31,959,789

SHORT-TERM INVESTMENTS — 2.59%

MONEY MARKET FUNDS — 2.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	716,119	716,119
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	40,309	40,309
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	75,007	75,007

		831,435

TOTAL SHORT-TERM INVESTMENTS
(Cost: $831,435)		831,435

TOTAL INVESTMENTS IN SECURITIES — 102.29%
(Cost: $31,423,069)		32,791,224
Other Assets, Less Liabilities — (2.29)%		(733,739)

NET ASSETS — 100.00%		$32,057,485

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.22%

AEROSPACE & DEFENSE — 2.36%
Engility Holdings Inc.[a]	3,607	$138,184

		138,184
AIRLINES — 1.14%
Allegiant Travel Co.	735	66,936

		66,936
BIOTECHNOLOGY — 0.22%
Intercept Pharmaceuticals Inc.[a]	42	12,637

		12,637
BUILDING PRODUCTS — 0.09%
AAON Inc.	175	5,190

		5,190
CAPITAL MARKETS — 2.94%
Diamond Hill Investment Group Inc.	272	31,155
FBR & Co.[a]	268	6,502
GAMCO Investors Inc. Class A	83	6,706
Gladstone Capital Corp.	720	7,106
Greenhill & Co. Inc.	200	10,390
Manning & Napier Inc.	6,411	107,384
MVC Capital Inc.	216	3,078

		172,321
CHEMICALS — 0.20%
Core Molding Technologies Inc.[a]	120	1,470
Hawkins Inc.	283	9,964

		11,434
COMMERCIAL BANKS — 4.33%
1st Source Corp.	88	2,593
American National Bankshares Inc.	236	5,487
Arrow Financial Corp.	371	9,249
BancFirst Corp.	104	5,619
Bank of Marin Bancorp	120	5,308
BSB Bancorp Inc.[a]	148	2,309
Camden National Corp.	136	4,808
Century Bancorp Inc. Class A	52	1,763
City Holding Co.	200	8,924
CNB Financial Corp.	124	1,991
Community Trust Bancorp Inc.	323	13,088
First Financial Corp.	288	9,265
First Interstate BancSystem Inc.	2,020	51,833
First of Long Island Corp. (The)	31	1,227
Great Southern Bancorp Inc.	132	3,650
Heritage Financial Corp.	108	1,839

Security	Shares	Value

Horizon Bancorp	120	$2,671
Lakeland Financial Corp.	288	10,549
Merchants Bancshares Inc.	132	3,934
Northrim BanCorp Inc.	148	3,555
Premier Financial Bancorp Inc.	132	1,898
Renasant Corp.	247	7,111
S&T Bancorp Inc.	144	3,368
S.Y. Bancorp Inc.	219	6,480
Simmons First National Corp. Class A	472	16,298
State Bank Financial Corp.	756	12,950
Suffolk Bancorp[a]	356	6,864
Tompkins Financial Corp.	152	7,129
Trustmark Corp.	555	13,187
Univest Corp. of Pennsylvania	196	3,681
Washington Banking Co.	612	10,888
WesBanco Inc.	496	14,166

		253,682
COMMERCIAL SERVICES & SUPPLIES — 0.71%
Courier Corp.	775	12,237
Intersections Inc.	1,324	9,798
Kimball International Inc. Class B	1,184	17,606
McGrath RentCorp	48	1,758

		41,399
COMMUNICATIONS EQUIPMENT — 0.86%
Anaren Inc.[a]	144	4,025
Aruba Networks Inc.[a]	1,787	35,222
ClearOne Inc.[a]	307	2,815
ParkerVision Inc.[a,b]	1,752	8,041

		50,103
COMPUTERS & PERIPHERALS — 2.18%
Imation Corp.[a]	10,771	51,809
Lexmark International Inc. Class A	1,604	62,861
Novatel Wireless Inc.[a]	860	2,296
Qumu Corp.[a]	576	8,680
USA Technologies Inc.[a]	896	1,953

		127,599
CONSUMER FINANCE — 3.59%
Cash America International Inc.	3,157	115,957
First Marblehead Corp. (The)[a]	343	2,044
QC Holdings Inc.	559	1,386
World Acceptance Corp.[a]	951	91,001

		210,388

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

CONTAINERS & PACKAGING — 0.04%
UFP Technologies Inc.[a]	84	$2,152

		2,152
DISTRIBUTORS — 0.35%
Core-Mark Holding Co. Inc.	267	20,199

		20,199
DIVERSIFIED CONSUMER SERVICES — 1.11%
Capella Education Co.	508	31,694
Grand Canyon Education Inc.[a]	684	29,973
Steiner Leisure Ltd.[a]	68	3,333

		65,000
DIVERSIFIED FINANCIAL SERVICES — 0.18%
MicroFinancial Inc.	1,380	10,612

		10,612
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.47%
Inteliquent Inc.	2,368	27,469

		27,469
ELECTRIC UTILITIES — 3.99%
ALLETE Inc.	28	1,400
El Paso Electric Co.	2,164	78,835
Empire District Electric Co. (The)	1,572	36,077
MGE Energy Inc.	712	40,541
Otter Tail Corp.	1,948	54,232
Unitil Corp.	744	22,647

		233,732
ELECTRICAL EQUIPMENT — 0.13%
Brady Corp. Class A	80	2,189
Preformed Line Products Co.	80	5,398

		7,587
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.12%
AVX Corp.	1,264	16,331
Dolby Laboratories Inc. Class Aa	780	31,972
Electro Rent Corp.	676	11,370
Mesa Laboratories Inc.	23	1,846
Multi-Fineline Electronix Inc.[a]	179	2,470
Parametric Sound Corp.[a,b]	531	8,496
PC Connection Inc.	296	6,056
RadiSys Corp.[a]	804	2,275
Tech Data Corp.[a]	271	14,613
TTM Technologies Inc.[a]	408	3,268
Uni-Pixel Inc.[a,b]	2,647	25,279

		123,976

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 2.32%
Dawson Geophysical Co.[a]	1,235	$39,977
Mitcham Industries Inc.[a]	112	1,691
Natural Gas Services Group Inc.[a]	264	7,630
Unit Corp.[a]	1,728	86,348

		135,646
FOOD & STAPLES RETAILING — 2.46%
Andersons Inc. (The)	1,351	111,782
Spartan Stores Inc.	680	15,361
Village Super Market Inc. Class A	108	3,136
Weis Markets Inc.	284	13,979

		144,258
FOOD PRODUCTS — 0.56%
Fresh Del Monte Produce Inc.	764	20,215
John B. Sanfilippo & Son Inc.	248	5,741
Lancaster Colony Corp.	39	3,390
Omega Protein Corp.[a]	124	1,256
Rocky Mountain Chocolate Factory Inc.	204	2,371

		32,973
GAS UTILITIES — 1.01%
Chesapeake Utilities Corp.	548	32,250
Delta Natural Gas Co. Inc.	100	2,082
Gas Natural Inc.	336	3,081
Northwest Natural Gas Co.	520	21,611

		59,024
HEALTH CARE EQUIPMENT & SUPPLIES — 3.21%
Align Technology Inc.[a]	164	9,745
CryoLife Inc.	388	4,187
Cyberonics Inc.[a]	1,204	80,427
Exactech Inc.[a]	104	2,317
ICU Medical Inc.[a]	668	43,093
Medical Action Industries Inc.[a]	787	5,840
Natus Medical Inc.[a]	632	16,362
TearLab Corp.[a]	1,251	8,369
Vascular Solutions Inc.[a]	756	17,811

		188,151
HEALTH CARE PROVIDERS & SERVICES — 2.68%
Addus HomeCare Corp.[a]	616	14,562
Almost Family Inc.[a]	312	9,488
BioTelemetry Inc.[a]	155	1,130
Chemed Corp.[b]	544	42,932
CorVel Corp.[a]	660	31,258
Ensign Group Inc. (The)	28	1,174
LHC Group Inc.[a]	472	10,828

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

Magellan Health Services Inc.[a]	191	$11,427
Owens & Minor Inc.	112	3,880
Triple-S Management Corp. Class Ba	1,440	25,690
U.S. Physical Therapy Inc.	136	4,285

		156,654
HOTELS, RESTAURANTS & LEISURE — 6.14%
Ark Restaurants Corp.	291	6,341
Bob Evans Farms Inc.	1,644	82,611
Buffalo Wild Wings Inc.[a]	963	136,611
Cheesecake Factory Inc. (The)	772	34,385
Frisch’s Restaurants Inc.	176	4,435
Multimedia Games Holding Co. Inc.[a]	1,716	54,500
Red Robin Gourmet Burgers Inc.[a]	16	1,031
Rick’s Cabaret International Inc.[a]	160	1,807
Texas Roadhouse Inc.	1,572	38,121

		359,842
HOUSEHOLD DURABLES — 0.27%
CSS Industries Inc.	587	15,732

		15,732
HOUSEHOLD PRODUCTS — 0.17%
Oil-Dri Corp. of America	132	4,534
Orchids Paper Products Co.	176	5,483

		10,017
INSURANCE — 12.29%
American Equity Investment Life Holding Co.	1,076	23,618
Amerisafe Inc.	40	1,655
Argo Group International Holdings Ltd.	67	3,014
Aspen Insurance Holdings Ltd.	2,104	81,846
EMC Insurance Group Inc.	212	5,826
Endurance Specialty Holdings Ltd.	1,937	101,479
FBL Financial Group Inc. Class A	135	5,215
HCI Group Inc.	615	26,156
Horace Mann Educators Corp.	1,940	54,126
Infinity Property and Casualty Corp.	408	28,805
Kansas City Life Insurance Co.	263	12,406
Maiden Holdings Ltd.	2,828	31,051
Meadowbrook Insurance Group Inc.	684	4,145
National Western Life Insurance Co. Class A	420	91,623
Navigators Group Inc. (The)[a]	376	22,421
OneBeacon Insurance Group Ltd. Class A	96	1,350
Protective Life Corp.	672	32,935

Security	Shares	Value

Safety Insurance Group Inc.	379	$20,496
StanCorp Financial Group Inc.	28	1,799
Symetra Financial Corp.	6,911	132,346
United Fire Group Inc.	508	12,751
Universal Insurance Holdings Inc.	2,216	24,708

		719,771
INTERNET & CATALOG RETAIL — 2.29%
1-800-FLOWERS.COM Inc. Class Aa	716	3,609
Blue Nile Inc.[a]	1,020	43,921
NutriSystem Inc.	1,668	23,719
PetMed Express Inc.	1,996	26,407
Shutterfly Inc.[a]	767	36,325

		133,981
INTERNET SOFTWARE & SERVICES — 6.49%
Carbonite Inc.[a]	408	4,125
Cornerstone OnDemand Inc.[a]	2,619	149,414
Envestnet Inc.[a]	1,476	63,099
Marchex Inc. Class B	1,619	15,154
OpenTable Inc.[a]	1,461	109,984
QuinStreet Inc.[a]	835	6,906
SciQuest Inc.[a,b]	480	12,691
Travelzoo Inc.[a]	844	18,804

		380,177
IT SERVICES — 2.12%
CACI International Inc. Class Aa	99	7,328
CSG Systems International Inc.	428	12,823
Global Cash Access Inc.[a]	8,316	70,520
Heartland Payment Systems Inc.	700	30,177
Innodata Inc.[a]	516	1,491
ServiceSource International Inc.[a]	240	1,915

		124,254
LEISURE EQUIPMENT & PRODUCTS — 0.41%
Johnson Outdoors Inc. Class A	63	1,498
Sturm, Ruger & Co. Inc.	296	22,546

		24,044
MEDIA — 2.48%
Harte-Hanks Inc.	1,104	7,562
Martha Stewart Living Omnimedia Inc. Class Aa	4,899	19,547
ReachLocal Inc.[a]	436	5,659
Rentrak Corp.[a]	1,420	81,054
Scholastic Corp.	80	2,639
World Wrestling Entertainment Inc. Class A	1,188	28,738

		145,199

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

METALS & MINING — 0.16%
Golden Minerals Co.[a]	5,020	$4,082
Golden Star Resources Ltd.[a,b]	5,887	3,591
Vista Gold Corp.[a]	3,440	1,978

		9,651
MULTI-UTILITIES — 0.02%
Vectren Corp.	34	1,242

		1,242
MULTILINE RETAIL — 0.17%
Fred’s Inc. Class A	560	9,789

		9,789
OIL, GAS & CONSUMABLE FUELS — 2.34%
Contango Oil & Gas Co.[a]	1,516	63,611
L&L Energy Inc.[a,b]	5,060	8,501
Matador Resources Co.[a]	176	3,422
Teekay Tankers Ltd. Class A	531	1,805
VAALCO Energy Inc.[a]	9,960	59,959

		137,298
PAPER & FOREST PRODUCTS — 0.68%
Domtar Corp.	36	3,867
Resolute Forest Products Inc.[a]	72	1,390
Schweitzer-Mauduit International Inc.	748	34,505

		39,762
PERSONAL PRODUCTS — 1.58%
Medifast Inc.[a]	1,672	44,358
Nutraceutical International Corp.[a]	212	5,309
USANA Health Sciences Inc.[a]	712	42,627

		92,294
PHARMACEUTICALS — 0.56%
SciClone Pharmaceuticals Inc.[a]	7,020	32,994

		32,994
PROFESSIONAL SERVICES — 1.86%
Barrett Business Services Inc.	392	30,737
CRA International Inc.[a]	508	9,581
ICF International Inc.[a]	344	11,579
RPX Corp.[a]	3,120	50,606
VSE Corp.	148	6,528

		109,031
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.10%
DuPont Fabros Technology Inc.	48	1,248
Gyrodyne Co. of America Inc.	124	811
Invesco Mortgage Capital Inc.	2,719	42,715
LTC Properties Inc.	31	1,176

Security	Shares	Value

Select Income REIT	476	$13,138
Western Asset Mortgage Capital Corp.[b]	346	5,173

		64,261
ROAD & RAIL — 1.43%
Knight Transportation Inc.	264	5,636
Marten Transport Ltd.	1,627	31,027
Werner Enterprises Inc.	1,808	47,117

		83,780
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.38%
Applied Micro Circuits Corp.[a]	1,600	16,160
Cavium Inc.[a]	3,059	113,703
Cirrus Logic Inc.[a]	4,512	79,005
Integrated Silicon Solution Inc.[a]	232	2,730
Pericom Semiconductor Corp.[a]	396	3,279
PMC-Sierra Inc.[a]	12,955	84,855
Power Integrations Inc.	964	57,098
Sigma Designs Inc.[a]	2,007	9,413
STR Holdings Inc.[a,b]	5,096	7,644

		373,887
SOFTWARE — 2.27%
Digimarc Corp.	68	2,488
Pegasystems Inc.	2,219	100,831
Rosetta Stone Inc.[a]	1,136	12,587
TeleCommunication Systems Inc.[a]	3,459	7,852
TiVo Inc.[a]	759	9,404

		133,162
SPECIALTY RETAIL — 5.28%
Children’s Place Retail Stores Inc. (The)[a]	2,119	111,608
DSW Inc. Class A	180	6,777
Guess? Inc.	47	1,318
hhgregg Inc.[a,b]	564	4,659
Kirkland’s Inc.[a]	424	7,984
Men’s Wearhouse Inc. (The)	828	39,777
Outerwall Inc.[a,b]	1,779	114,407
Wet Seal Inc. Class Aa	5,756	13,757
Winmark Corp.	108	8,710

		308,997
TEXTILES, APPAREL & LUXURY GOODS — 0.07%
Columbia Sportswear Co.	31	2,305
Perry Ellis International Inc.[a]	120	1,880

		4,185
THRIFTS & MORTGAGE FINANCE — 0.74%
First Defiance Financial Corp.	396	10,185

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
Meta Financial Group Inc.	276	$11,164
Territorial Bancorp Inc.	492	11,144
United Financial Bancorp Inc.	616	10,922

		43,415
TRADING COMPANIES & DISTRIBUTORS — 0.02%
Rush Enterprises Inc. Class Aa	44	1,216

		1,216
WATER UTILITIES — 1.27%
American States Water Co.	960	27,264
Artesian Resources Corp. Class A	312	7,023
California Water Service Group	848	19,750
Connecticut Water Service Inc.	192	6,470
Middlesex Water Co.	336	6,687
York Water Co. (The)	360	7,333

		74,527
WIRELESS TELECOMMUNICATION SERVICES — 1.38%
Telephone & Data Systems Inc.	43	1,162
United States Cellular Corp.	1,799	79,678

		80,840

TOTAL COMMON STOCKS
(Cost: $5,328,353)		5,810,654

SHORT-TERM INVESTMENTS — 4.72%

MONEY MARKET FUNDS — 4.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	220,781	220,781
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	12,428	12,428
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	43,118	43,118

		276,327

TOTAL SHORT-TERM INVESTMENTS
(Cost: $276,327)		276,327

TOTAL INVESTMENTS IN SECURITIES — 103.94%
(Cost: $5,604,680)		6,086,981
Other Assets, Less Liabilities — (3.94)%		(230,460)

NET ASSETS — 100.00%		$5,856,521

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Statements of Assets and Liabilities (Unaudited)

iSHARES® U.S. ETF TRUST

January 31, 2014

	iShares Enhanced U.S. Large- Cap ETF	iShares Enhanced U.S. Small- Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$30,591,634	$5,328,353
Affiliated (Note 2)	831,435	276,327

Total cost of investments	$31,423,069	$5,604,680

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$31,959,789	$5,810,654
Affiliated (Note 2)	831,435	276,327

Total fair value of investments	32,791,224	6,086,981
Cash	3,682	—
Receivables:
Dividends and interest	24,039	4,528

Total Assets	32,818,945	6,091,509

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	756,428	233,209
Investment advisory fees (Note 2)	5,032	1,779

Total Liabilities	761,460	234,988

NET ASSETS	$32,057,485	$5,856,521

Net assets consist of:
Paid-in capital	$30,619,135	$5,381,168
Undistributed (distributions in excess of) net investment income	27,140	(4,038)
Undistributed net realized gain (accumulated net realized loss)	43,055	(2,910)
Net unrealized appreciation	1,368,155	482,301

NET ASSETS	$32,057,485	$5,856,521

Shares outstanding[b]	1,150,000	200,000

Net asset value per share	$27.88	$29.28

[a]	Securities on loan with values of $740,826 and $225,357, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® U.S. ETF TRUST

Six months ended January 31, 2014

	iShares Enhanced U.S. Large- Cap ETF	iShares Enhanced U.S. Small- Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$263,709	$30,023
Interest — affiliated (Note 2)	5	1
Securities lending income — affiliated (Note 2)	2,653	5,521

Total investment income	266,367	35,545

EXPENSES
Investment advisory fees (Note 2)	24,067	7,207

Total expenses	24,067	7,207

Net investment income	242,300	28,338

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	68,102	23,227

Net realized gain	68,102	23,227

Net change in unrealized appreciation/depreciation	966,972	167,821

Net realized and unrealized gain	1,035,074	191,048

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,277,374	$219,386

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Enhanced U.S. Large-Cap ETF		iShares Enhanced U.S. Small-Cap ETF
	Six months ended January 31, 2014 (Unaudited)	Period from April 16, 2013[a] to July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Period from April 16, 2013[a] to July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$242,300	$45,810	$28,338	$15,958
Net realized gain (loss)	68,102	(25,047)	23,227	(26,137)
Net change in unrealized appreciation/depreciation	966,972	401,183	167,821	314,480

Net increase in net assets resulting from operations	1,277,374	421,946	219,386	304,301

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(237,715)	(23,255)	(34,920)	(13,414)

Total distributions to shareholders	(237,715)	(23,255)	(34,920)	(13,414)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,974,814	11,644,321	2,913,814	2,467,354

Net increase in net assets from capital share transactions	18,974,814	11,644,321	2,913,814	2,467,354

INCREASE IN NET ASSETS	20,014,473	12,043,012	3,098,280	2,758,241

NET ASSETS
Beginning of period	12,043,012	—	2,758,241	—

End of period	$32,057,485	$12,043,012	$5,856,521	$2,758,241

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$27,140	$22,555	$(4,038)	$2,544

SHARES ISSUED
Shares sold	700,000	450,000	100,000	100,000

Net increase in shares outstanding	700,000	450,000	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Enhanced U.S. Large-Cap ETF

	Six months ended Jan. 31, 2014 (Unaudited)	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$26.76	$24.79

Income from investment operations:
Net investment income[b]	0.26	0.14
Net realized and unrealized gain[c]	1.09	1.89

Total from investment operations	1.35	2.03

Less distributions from:
Net investment income	(0.23)	(0.06)

Total distributions	(0.23)	(0.06)

Net asset value, end of period	$27.88	$26.76

Total return	5.04%[d]	8.19%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,057	$12,043
Ratio of expenses to average net assets[e]	0.18%	0.18%
Ratio of net investment income to average net assets[e]	1.81%	1.90%
Portfolio turnover rate[f]	8%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Enhanced U.S. Small-Cap ETF

	Six months ended Jan. 31, 2014 (Unaudited)	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$27.58	$24.67

Income from investment operations:
Net investment income[b]	0.20	0.16
Net realized and unrealized gain[c]	1.72	2.88

Total from investment operations	1.92	3.04

Less distributions from:
Net investment income	(0.22)	(0.13)

Total distributions	(0.22)	(0.13)

Net asset value, end of period	$29.28	$27.58

Total return	6.96%[d]	12.37%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,857	$2,758
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.38%	2.09%
Portfolio turnover rate[f]	16%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Enhanced U.S. Large-Cap	Diversified
Enhanced U.S. Small-Cap	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table summarizes the value of each of the Funds investments according to the fair value hierarchy as of January 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Enhanced U.S. Large-Cap
Assets:
Common Stocks	$31,959,789	$—	$—	$31,959,789
Money Market Funds	831,435	—	—	831,435

	$32,791,224	$—	$—	$32,791,224

Enhanced U.S. Small-Cap
Assets:
Common Stocks	$5,802,153	$8,501	$—	$5,810,654
Money Market Funds	276,327	—	—	276,327

	$6,078,480	$8,501	$—	$6,086,981

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor or its affiliates.

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of January 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Enhanced U.S. Large-Cap	$740,826
Enhanced U.S. Small-Cap	225,357

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Enhanced U.S. Large-Cap	0.18%
Enhanced U.S. Small-Cap	0.35

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014 each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 70% of securities lending income and (ii), the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended January 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Enhanced U.S. Large-Cap	$1,372
Enhanced U.S. Small-Cap	2,799

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares Exchange-Traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Enhanced U.S. Large-Cap	$2,137,522	$1,976,773
Enhanced U.S. Small-Cap	660,286	704,800

In-kind transactions (see Note 4) for the six months ended January 31, 2014 were as follows:

iShares ETF	In-kind Purchases
Enhanced U.S. Large-Cap	$18,746,280
Enhanced U.S. Small-Cap	2,910,291

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

As of July 31, 2013, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Enhanced U.S. Large-Cap	$24,572
Enhanced U.S. Small-Cap	26,137

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large-Cap	$31,423,544	$2,100,454	$(732,774)	$1,367,680
Enhanced U.S. Small-Cap	5,604,680	590,946	(108,645)	482,301

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	27

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Enhanced U.S. Large-Cap	$0.215897	$—	$0.015661	$0.231558	93%	—%	7%	100%
Enhanced U.S. Small-Cap	0.168702	—	$0.050630	0.219332	77	—	23	100

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	29

Notes:

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-712-0114

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	March 24, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	March 24, 2014